Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value of Financial Instruments	Fair Value of Financial Instruments
As defined by GAAP, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are classified according to a three-level hierarchy based on management's judgment about the reliability of the inputs used in the fair value measurement. Level 1 inputs are quoted prices available in active markets for identical assets or liabilities. Level 2 inputs are observable, either directly or indirectly, and include quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 3 inputs are unobservable, meaning they are supported by little or no market activity.

The level in the fair value hierarchy within which a fair value measurement is classified is determined based on the lowest level input that is significant to the fair value measure in its entirety.

The following tables set forth the fair value of the GATX Corporation Master Trust's assets:

	Assets at Fair Value
	(Level 1) *
	December 31, 2025	December 31, 2024
Mutual funds	$114,161,653	$98,986,627
GATX common stock fund	31,944,636	30,869,976
Collective trusts	141,449,235	130,498,282
Total assets at fair value	$287,555,524	$260,354,885
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(*) As of December 31, 2025 and December 31, 2024 all assets were classified as level 1. There were no assets classified as level 2 and level 3.

The following is a description of the valuation techniques and inputs used as of December 31, 2025 and 2024:
Mutual funds: Valued at quoted market prices, which represent the net asset value (NAV) of shares held at year-end.
GATX common stock fund: Tracked on a unitized basis and consists of shares of GATX common stock and cash sufficient to meet the fund's daily cash needs. Unitizing the GATX common stock fund allows for daily trades into and out of the fund. The value of a unit reflects the combined quoted market price of GATX common stock, which is traded on an active exchange, and the cash investments, which are held in a money market fund and valued at quoted market prices, which represent the NAV's of shares held at year-end.
Collective trusts: Valued based on the closing NAV prices provided by the administrator of the funds.